Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Prior year valuation on allowance deferred taxes adjustment	$ 21,500
Provisions For Losses On Long Term Contracts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	136,070	[1]	136,341	[1]	99,323	[1]
Additions (Charged to Costs and Expenses)	104,560	[1]	35,443	[1]	67,725	[1]
Deductions (Write-Offs and Actual Losses Incurred)	43,650	[1]	36,360	[1]	30,707	[1]
Additions Resulting from Acquisitions			646	[1]
Balance at End of Period	196,980	[1]	136,070	[1]	136,341	[1]
Deduction from inventories	74,509		74,407		60,848
Other accrued expenses	122,471		61,663		75,493
Amount related to cessation of program with a foreign customer	57,189
Portion of cessation program with a foreign customer included in long-term liabilities	13,300
Provisions For Claims And Potential Contractual Penalties And Others [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	6,618		5,864		3,025
Additions (Charged to Costs and Expenses)	2,160		1,262		4,928
Deductions (Write-Offs and Actual Losses Incurred)	542		1,103		2,109
Additions Resulting from Acquisitions			595
Balance at End of Period	8,236		6,618		5,864
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	11,215		7,885		5,471
Additions (Charged to Costs and Expenses)	56		904		2,726
Deductions (Write-Offs and Actual Losses Incurred)	4,410		349		312
Additions Resulting from Acquisitions			2,775
Balance at End of Period	6,861		11,215		7,885
Valuation Allowance On Deferred Taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	160	[2]	34,776	[2]	36,282
Additions (Charged to Costs and Expenses)	1,302
Deductions (Write-Offs and Actual Losses Incurred)	160		34,616	[2]	1,506
Balance at End of Period	$ 1,302		$ 160	[2]	$ 34,776	[2]

[1]	An amount of $60,848, $74,407 and $74,509 as of December 31, 2009, 2010 and 2011, respectively, is presented as a deduction from inventories, and an amount of $75,493, $61,663 and $122,471 as of December 31, 2009, 2010 and 2011, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." The 2011 amount of other accrued expenses includes $57,189 related to the cessation of a program with a foreign customer, of which $13,300 was included in long-term liabilities.
[2]	An amount of $21,500 was deducted as a result of a prior year adjustment.